PREPAID EXPENSES - Disclosure of prepaid expenses (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Prepaid Expenses [Line Items]
Prepaid expenses	$ 25,908	$ 105,539
Advertising and promotions [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	3,000	38,146
Rent [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	10,611	17,043
Others [Member]
Prepaid Expenses [Line Items]
Prepaid expenses	$ 12,297	$ 50,350